Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss from continuing operations before income taxes
U.S.	$ 268.9	$ 220.6	$ 1,049.1
Non-U.S.	(816.8)	(954.9)	(1,257.7)
Loss from continuing operations before income taxes	$ (547.9)	$ (734.3)	$ (208.6)